Restatement of Financial Statements (Details) - Condensed Consolidated Statements of Operations Data (USD $)	3 Months Ended										9 Months Ended			12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 389,547		$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 37,906	$ 89,088	$ 44,905	$ 351,032	$ 814,282		$ 269,999	$ 586,176	$ 522,931
Gross profit	196,733		140,622	32,281	9,568	(17,172)	(716,861)	(403,158)	30,963	210,083	479,100		24,677	165,299	(878,973)
Operating loss	(3,228,005)			(1,851,929)							(7,788,330)		(7,774,358)	(9,765,976)	(18,702,840)
(Loss) gain on revaluation of derivative liabilities, net	623,613		1,582,164	(385,209)	1,485,470	1,076,721	1,884,903	8,624,976	(1,619,723)	381,829	145,133		2,176,982	3,759,146	9,271,985
Total other income and (expenses)	(7,579,797)			(1,129,793)							(9,961,476)		645,198	1,567,861	5,585,009
Net loss	(10,808,332)		(1,034,757)	(2,967,580)	(1,269,630)	(2,904,695)	(3,712,622)	3,580,921	(9,209,548)	(3,803,829)	(17,752,997)		(7,141,905)	(8,176,662)	(13,145,078)
Accretion on Series 1 preferred stock associated with beneficial conversion feature	(898,623)										(898,623)
Net loss attributable to common stockholders	(12,246,825)		(1,238,890)	(3,169,192)	(1,468,754)	(3,101,360)	(3,601,540)	3,222,282	(18,590,846)	(3,867,949)	(22,097,341)		(7,739,306)	(8,978,196)	(22,838,053)
Net loss per share - basic and diluted (in Dollars per share)	$ (4.35)		$ (0.03)	$ (7.56)	$ (0.04)	$ (0.07)					$ (18.02)		$ (18.47)	$ (0.22)	$ (0.55)
Shares used to compute net loss per share - basic and diluted (in Shares)	2,814,655			419,028							1,226,570		419,123	41,660,953	41,455,980
Scenario, Previously Reported [Member]
Revenue	389,547										814,282
Gross profit	196,733										479,100
Operating loss	(3,228,005)										(7,788,330)
(Loss) gain on revaluation of derivative liabilities, net	450,584										(27,896)
Total other income and (expenses)	(7,752,826)										(10,134,505)
Net loss	(10,981,361)										(17,926,026)
Accretion on Series 1 preferred stock associated with beneficial conversion feature	(702,970)										(702,970)
Net loss attributable to common stockholders	(12,224,201)										(22,074,717)
Net loss per share - basic and diluted (in Dollars per share)	$ (4.34)										$ (31.11)
Shares used to compute net loss per share - basic and diluted (in Shares)											709,639
Restatement Adjustment [Member]
Revenue
Gross profit
Operating loss
(Loss) gain on revaluation of derivative liabilities, net	173,029	[1]									173,029	[1]
Total other income and (expenses)	173,029										173,029
Net loss	173,029										173,029	[1]
Accretion on Series 1 preferred stock associated with beneficial conversion feature	(195,653)	[2]									(195,653)	[2]
Net loss attributable to common stockholders	$ (22,624)	[3]									$ (22,624)	[3]
Net loss per share - basic and diluted (in Dollars per share)	$ (0.01)										$ 13.09	[4]
Shares used to compute net loss per share - basic and diluted (in Shares)											516,931	[5]

[1]	Represents the gain on revaluation of warrants and unit warrants between their issuance date and September 30, 2013 (see Notes 8 and 9).
[2]	Represents the increase in beneficial conversion feature (calculated as the number of potential conversion shares multiplied by the excess of the market price of the common stock on the issuance date over the price per conversion share) due to the reduction in allocation of 2013 Private Placement proceeds to Series 1 Convertible Preferred Stock resulting from the corrected allocation of proceeds to the warrants recorded as liabilities at their fair value (see Notes 1 and 6).
[3]	Represents the gain on revaluation of warrants and unit warrants between their issuance date and September 30, 2013, less the increase in beneficial conversion feature due to the reduction in allocation of 2013 Private Placement proceeds to Series 1 Convertible Preferred Stock (see Notes 1, 6, 8 and 9).
[4]	Represents the combined impact of adjustments in (6) above and (8) below.
[5]	Represents the adjustment to the weighted average shares outstanding used to compute basic and diluted net loss per share in the nine months ended September 30, 2013, for which, due to a spreadsheet error, the Company's Original Report recorded the weighted average shares outstanding in the 21 months ended September 30, 2013.